Impairment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureImpairmentLineItems [Line Items]
Net impairment losses			$ 167
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (168,000,000)	$ (90,000,000)	(167,000,000)	$ (180,000,000)
Losses on disposals of investments			26,000,000.00
Impairment loss reversal of impairment loss recognised in profit or loss2			404
Accumulated impairment [member]
DisclosureImpairmentLineItems [Line Items]
Net impairment losses				27,000,000
Accumulated impairment [member] | Bahia [Member]
DisclosureImpairmentLineItems [Line Items]
Net impairment losses				79,000,000
Accumulated impairment [member] | Basin [Member] | Rio De Janerio [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss				41,000,000
Accumulated impairment [member] | Producing Properties Relating To Oil And Gas Activities Brazil [Member]
DisclosureImpairmentLineItems [Line Items]
Net impairment losses			51,000,000
Accumulated impairment [member] | Cash generating unit [member]
DisclosureImpairmentLineItems [Line Items]
Net impairment losses			52,000,000	$ 190,000,000
Accumulated impairment [member] | Cash Generating Unit One [Member]
DisclosureImpairmentLineItems [Line Items]
Net impairment losses			$ 44,000,000